UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alexander Capital Management Group, LLC
Address: 1099 18th Street, Suite 2810
         Denver, CO  80202

13F File Number:  28-11324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott T. Farrar
Title:     Chief Operating Officer / Chief Compliance Officer
Phone:     303-298-1858

Signature, Place, and Date of Signing:

      /s/ Scott T. Farrar     Denver, CO     February 04, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     78

Form13F Information Table Value Total:     $350,835 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    10536   187648 SH       SOLE                   187648        0        0
ALTRIA GROUP INC               COM              02209S103      647     8564 SH       SOLE                     8564        0        0
AMERICAN INTL GROUP INC        COM              026874107      209     3578 SH       SOLE                     3578        0        0
APPLERA CORP                   COM AP BIO GRP   038020103     9449   278565 SH       SOLE                   278565        0        0
APPLIED MATLS INC              COM              038222105     6716   378156 SH       SOLE                   378156        0        0
AT&T INC                       COM              00206R102     4909   118114 SH       SOLE                   118114        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     8000   179662 SH       SOLE                   179662        0        0
BANK OF AMERICA CORPORATION    COM              060505104      329     7965 SH       SOLE                     7965        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     9684   198604 SH       SOLE                   198604        0        0
BAXTER INTL INC                COM              071813109    11878   204624 SH       SOLE                   204624        0        0
BOSTON BEER INC                CL A             100557107      506    13428 SH       SOLE                    13428        0        0
BP PLC                         SPONSORED ADR    055622104      943    12889 SH       SOLE                    12889        0        0
BROADCOM CORP                  CL A             111320107      200     7668 SH       SOLE                     7668        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104      291     3500 SH       SOLE                     3500        0        0
CAMPBELL SOUP CO               COM              134429109      318     8891 SH       SOLE                     8891        0        0
CHEVRON CORP NEW               COM              166764100    12415   133025 SH       SOLE                   133025        0        0
CINTAS CORP                    COM              172908105     6909   205508 SH       SOLE                   205508        0        0
CISCO SYS INC                  COM              17275R102    11742   433775 SH       SOLE                   433775        0        0
CITIGROUP INC                  COM              172967101     4193   142411 SH       SOLE                   142411        0        0
COBIZ FINANCIAL INC            COM              190897108      154    10334 SH       SOLE                    10334        0        0
COOPER INDS LTD                CL A             G24182100      307     5810 SH       SOLE                     5810        0        0
COSTCO WHSL CORP NEW           COM              22160K105    11842   169751 SH       SOLE                   169751        0        0
CVS CAREMARK CORPORATION       COM              126650100     9075   228289 SH       SOLE                   228289        0        0
DOLLAR TREE STORES INC         COM              256747106      374    14418 SH       SOLE                    14418        0        0
DONALDSON INC                  COM              257651109      291     6271 SH       SOLE                     6271        0        0
DOW CHEM CO                    COM              260543103      245     6204 SH       SOLE                     6204        0        0
EXXON MOBIL CORP               COM              30231G102    14844   158443 SH       SOLE                   158443        0        0
FIRST MIDWEST BANCORP DEL      COM              320867104      261     8535 SH       SOLE                     8535        0        0
GENERAL ELECTRIC CO            COM              369604103    12161   328053 SH       SOLE                   328053        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      418     1942 SH       SOLE                     1942        0        0
HALLIBURTON CO                 COM              406216101     9992   263560 SH       SOLE                   263560        0        0
HEWLETT PACKARD CO             COM              428236103    14644   290087 SH       SOLE                   290087        0        0
HOME DEPOT INC                 COM              437076102     4430   164432 SH       SOLE                   164432        0        0
HONEYWELL INTL INC             COM              438516106    12553   203876 SH       SOLE                   203876        0        0
ILLINOIS TOOL WKS INC          COM              452308109      321     6000 SH       SOLE                     6000        0        0
INTEL CORP                     COM              458140100      505    18950 SH       SOLE                    18950        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     6697    61949 SH       SOLE                    61949        0        0
ISHARES TR                     S&P 500 INDEX    464287200     1854    12632 SH       SOLE                    12632        0        0
JOHNSON & JOHNSON              COM              478160104      583     8734 SH       SOLE                     8734        0        0
JP MORGAN CHASE & CO           COM              46625H100     9531   218348 SH       SOLE                   218348        0        0
KIMBERLY CLARK CORP            COM              494368103     9909   142899 SH       SOLE                   142899        0        0
KRAFT FOODS INC                CL A             50075N104     6976   213795 SH       SOLE                   213795        0        0
LAUDER ESTEE COS INC           CL A             518439104      336     7695 SH       SOLE                     7695        0        0
LEGG MASON INC                 COM              524901105     5731    78340 SH       SOLE                    78340        0        0
LINCOLN NATL CORP IND          COM              534187109     8989   154389 SH       SOLE                   154389        0        0
MCDONALDS CORP                 COM              580135101      231     3913 SH       SOLE                     3913        0        0
MICROSOFT CORP                 COM              594918104      540    15176 SH       SOLE                    15176        0        0
MONSANTO CO NEW                COM              61166W101      322     2885 SH       SOLE                     2885        0        0
MOTOROLA INC                   COM              620076109     5773   359916 SH       SOLE                   359916        0        0
NORTHROP GRUMMAN CORP          COM              666807102    11239   142920 SH       SOLE                   142920        0        0
OFFICE DEPOT INC               COM              676220106     4145   297958 SH       SOLE                   297958        0        0
PEPSICO INC                    COM              713448108     1422    18734 SH       SOLE                    18734        0        0
PFIZER INC                     COM              717081103     6026   265091 SH       SOLE                   265091        0        0
PRAXAIR INC                    COM              74005P104    15263   172054 SH       SOLE                   172054        0        0
PROCTER & GAMBLE CO            COM              742718109     1185    16137 SH       SOLE                    16137        0        0
PRUDENTIAL FINL INC            COM              744320102     6178    66400 SH       SOLE                    66400        0        0
QUALCOMM INC                   COM              747525103      252     6400 SH       SOLE                     6400        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      402     4777 SH       SOLE                     4777        0        0
SCHLUMBERGER LTD               COM              806857108      570     5792 SH       SOLE                     5792        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209      284     8035 SH       SOLE                     8035        0        0
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369Y407     1377    42120 SH       SOLE                    42120        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704      216     5515 SH       SOLE                     5515        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     1235    46340 SH       SOLE                    46340        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     1574    54405 SH       SOLE                    54405        0        0
TARGET CORP                    COM              87612E106     5019   100384 SH       SOLE                   100384        0        0
TEXAS INSTRS INC               COM              882508104     7078   211920 SH       SOLE                   211920        0        0
TIME WARNER INC                COM              887317105     8490   514245 SH       SOLE                   514245        0        0
TJX COS INC NEW                COM              872540109      207     7200 SH       SOLE                     7200        0        0
UNITED TECHNOLOGIES CORP       COM              913017109      997    13032 SH       SOLE                    13032        0        0
US BANCORP DEL                 COM NEW          902973304      434    13687 SH       SOLE                    13687        0        0
UST INC                        COM              902911106      240     4371 SH       SOLE                     4371        0        0
V F CORP                       COM              918204108      474     6904 SH       SOLE                     6904        0        0
WAL MART STORES INC            COM              931142103      226     4750 SH       SOLE                     4750        0        0
WATERS CORP                    COM              941848103    12079   152768 SH       SOLE                   152768        0        0
WELLS FARGO & CO NEW           COM              949746101     8575   284047 SH       SOLE                   284047        0        0
WYETH                          COM              983024100      223     5036 SH       SOLE                     5036        0        0
XILINX INC                     COM              983919101     4745   216942 SH       SOLE                   216942        0        0
ZIMMER HLDGS INC               COM              98956P102      917    13856 SH       SOLE                    13856        0        0